Investment in an Associate - Summary of Changes in Carrying Amount of Investment in Associate from Date it was Initially Recognized as Associate (Details) - CAD ($) $ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Share of losses of an associate (note 25)					$ 22
Impairment losses (note 24)			$ 20,859	$ 12,366	149,952
Pro Thera Biologics Inc
Disclosure Of Significant Investments In Associates [Line Items]
Loss and comprehensive loss of an associate from August 15 to December 31, 2018		$ 144
Share of losses of an associate (note 25)		22
Historical cost of the investment in an associate		1,204			1,204
Impairment losses (note 24)	$ 1,182	1,182
Carrying amount of the investment in an associate	$ 22	$ 22			$ 22